Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue Recognition
Revenue Recognition

8. Revenue Recognition

For the six months ended June 30, 2020, the Company recognized revenue under Financial Accounting Standards Board (“FASB”) Topic 605 (“ASC 605”)—“Revenue Recognition” as Topic 606—“Revenue from Contracts with Customers” (“ASC 606”) was not required to be implemented for interim periods in 2020.

Disaggregation of revenue

For the six months ended June 30, 2021, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
Revenue Stream*	Relaxation Salon	Digital Preventative Healthcare		Consolidated
Six months ended June 30, 2021
Revenue from directly-operated salons	¥1,421,413	¥	―	¥1,421,413
Franchise fees	125,513		―	125,513
Royalty income	99,534		―	99,534
Staffing service revenue	126,734		―	126,734
Sublease revenue	225,044		―	225,044
Other franchise revenues	112,323		―	112,323
Other revenues	―		16,918	16,918
Total revenues	¥2,110,561		¥16,918	¥2,127,479
*

All revenue streams are recognized over time, with the exception of hiring support within “Other franchise revenues,” which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	June 30,	December 31,
	2021	2020	Balance sheet classification
Receivables	¥89,416	¥148,540	Accounts receivable-trade, net

Contract liabilities:
Current	92,988	172,063	Contract liability (current)
Long-term	297,523	333,978	Long-term contract liability – net of current portion
Total	¥390,511	¥506,041

Receivables relate primarily to payments due for royalty income, staffing service revenue and sublease revenue. With respect to the payment term, payment for these revenues are generally collected monthly. As such, no significant finance component has been identified. The receivables balance is presented net of an allowance for expected losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Contract liabilities primarily represents the Company’s remaining performance obligations under its franchise agreement at the end of the period, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining expected customer life. As of June 30, 2021, contract assets under contracts with customers were immaterial in amount.

Changes in the Company’s contract liabilities for the six months ended June 30, 2021 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2020	¥506,041
Revenues recognized during 2021 which were included in the contract liabilities balance at December 31, 2020	(131,269)
Remaining amounts at June 30, 2021 which were newly recognized as contract liabilities during 2021	15,739
Balance at June 30, 2021	¥390,511

For the six months ended June 30, 2021, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of June 30, 2021 is as follows:

Thousands of Yen
Year ending December 31:
2021 (remainder)	¥45,307
2022	92,083
2023	90,272
2024	81,855
2025	53,551
2026 and thereafter	27,443
Total	¥390,511

13.  Revenue Recognition

Disaggregation of revenue

For the year ended December 31, 2020, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative
Revenue Stream*	Relaxation Salon	Healthcare	Consolidated
Year ended December 31, 2020
Revenue from directly-operated salons	¥2,026,806	¥ ―	¥2,026,806
Franchise fees	175,445	―	175,445
Royalty income	179,745	―	179,745
Staffing service revenue	254,282	―	254,282
Sublease revenue	492,371	―	492,371
Other franchise revenues	187,298	―	187,298
Other revenues	―	25,670	25,670
Total revenues	¥3,315,947	¥25,670	¥3,341,617
*

All revenue streams are recognized over time, with the exception of hiring support within “Other franchise revenues,” which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	December 31,	December 31,
	2020	2019 (as adjusted- Note 1)	Balance sheet classification
Receivables	¥148,540	¥337,048	Accounts receivable-trade, net

Contract liabilities:
Current	172,063	201,559	Contract liability (current)
Long-term	333,978	465,077	Long-term contract liability - net of current portion
Total	¥506,041	¥666,636

Receivables relate primarily to payments due for royalty income, staffing service revenue and sublease revenue. With respect to the payment term, payment for these revenues are generally collected monthly. As such, no significant finance component has been identified. The receivables balance is presented net of an allowance for expected losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Refer to “Accounts Receivables – Trade, Net” on Note 1 for details on the components of the receivables balance and the allowance. Contract liabilities primarily represents the Company’s remaining performance obligations under its franchise agreement at the end of the year, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining expected customer life. As of December 31, 2020, contract assets under contracts with customers were immaterial in amount.

Changes in the Company’s contract liabilities for the year ended December 31, 2020 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2019 as adjusted (Note 1)	¥666,636
Revenues recognized during 2020 which were included in the contract liabilities balance at December 31, 2019	(203,970)
Remaining amounts at December 31, 2020 which were newly recognized as contract liabilities during 2020	43,375
Balance at December 31, 2020	¥506,041

For the year ended December 31, 2020, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue, which includes renewal fees not yet paid, expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2020 is as follows:

Thousands of Yen
Year ending December 31:
2021	¥172,063
2022	90,313
2023	88,310
2024	79,168
2025	53,558
2026 and thereafter	34,730
Total	¥518,142